Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) operating activities	$ (1,653,505)	$ (12,308,531)	$ (769,797)
Net cash provided by (used in) investing activities		9,677,256	(9,457,764)
Net cash provided by financing activities	4,068,130	5,700,000	13,783,523
Net increase in cash	2,414,625	3,068,725	3,555,962
Cash at the beginning of the year	6,635,163	3,566,438	10,476
Cash at the end of the year	$ 9,049,788	$ 6,635,163	$ 3,566,438